Fair value measurements (Tables)	12 Months Ended
Mar. 31, 2011
Fair value measurements (Tables) [Abstract]
Assets and liabilities are measured at fair value on recurring basis

	Millions of yen
At March 31, 2011	Level 1	Level 2	Level 3	Total
Assets
Investment securities available for sale
Manufacturing industry	¥30,219	¥—	¥—	¥30,219
Financial service industry	16,439	—	—	16,439
Other	2,714	—	—	2,714
Derivatives
Forward contracts	—	416	—	416
Option contracts	—	7	—	7
Interest rate swaps, cross currency swap and interest rate cap agreements	—	10,608	—	10,608

Total Assets	¥49,372	¥11,031	¥—	¥60,403

Liabilities
Derivatives
Forward contracts	¥—	¥2,968	¥—	¥2,968
Interest rate swaps, cross currency swap and interest rate cap agreements	—	1,008	—	1,008
Other	—	26,665	859	27,524

Total Liabilities	¥—	¥30,641	¥859	¥31,500

	Millions of yen
At March 31, 2010	Level 1	Level 2	Level 3	Total
Assets
Investment securities available for sale
Manufacturing industry	¥26,147	¥—	¥—	¥26,147
Financial service industry	18,935	—	—	18,935
Other	2,096	—	—	2,096
Derivatives
Forward contracts	—	163	—	163
Option contracts	—	18	—	18
Interest rate swaps, cross currency swap and interest rate cap agreements	—	9,172	—	9,172

Total Assets	¥47,178	¥9,353	¥—	¥56,531

Liabilities
Derivatives
Forward contracts	¥—	¥2,078	¥—	¥2,078
Interest rate swaps, cross currency swap and interest rate cap agreements	—	2,550	—	2,550
Other	—	22,839	2,280	25,119

Total Liabilities	¥—	¥27,467	¥2,280	¥29,747

	Thousands of U.S. dollars
At March 31, 2011	Level 1	Level 2	Level 3	Total
Assets
Investment securities available for sale
Manufacturing industry	$364,084	$—	$—	$364,084
Financial service industry	198,060	—	—	198,060
Other	32,699	—	—	32,699
Derivatives
Forward contracts	—	5,012	—	5,012
Option contracts	—	84	—	84
Interest rate swaps, cross currency swap and interest rate cap agreement	—	127,808	—	127,808

Total Assets	$594,843	$132,904	$—	$727,747

Liabilities
Derivatives
Forward contracts	$—	$35,759	$—	$35,759
Interest rate swaps, cross currency swap and interest rate cap agreement	—	12,145	—	12,145
Other	—	321,265	10,349	331,614

Total Liabilities	$—	$369,169	$10,349	$379,518

Information about changes of Level 3

				Thousands of
	Millions of yen			U.S. dollars
	2011	2010	2009	2011
Balance at beginning of year	¥(2,280)	¥919	¥3,015	$(27,470)
Total gains or losses (realized/unrealized)	219	1,543	355	2,639
Included in earnings	6	1,605	349	73
Included in other comprehensive income (loss)	213	(62)	6	2,566
Purchases, issuance and settlements	1,202	(4,742)	(2,451)	14,482

Balance at end of year	¥(859)	¥(2,280)	¥919	$(10,349)